Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2020	December 31, 2019
Carmen de Andacollo	Region IV, Chile	10%	$26	$29
Quebrada Blanca (a)(b)	Region I, Chile	40%	526	634
Elkview Mine Limited Partnership	British Columbia, Canada	5%	74	67
Compañía Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	43	40
			$669	$770

a)During the year ended December 31, 2019, SMM/SC subscribed for a 30% indirect interest in QBSA. As a result, we recorded a non-controlling interest for SMM/SC’s interest in QBSA of $793 million on the date of the transaction.
b)Quebrada Blanca

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.

(CAD$ in millions)	December 31, 2020	December 31, 2019
Summarized balance sheet
Current assets	$221	$653
Current liabilities	698	512
Current net assets	(477)	141
Non-current assets	8,575	6,628
Non-current liabilities	4,841	3,448
Non-current net assets	3,734	3,180
Net assets	$3,257	$3,321

Accumulated non-controlling interests	$526	$634

Summarized statement of comprehensive income (loss)
Revenue	$116	$170

Loss for the period	$(291)	$(120)
Other comprehensive income (loss)	(47)	(138)
Total comprehensive income (loss)	$(338)	$(258)

Loss allocated to non-controlling interests	$(95)	$(24)

Summarized cash flows
Cash flows from operating activities	$(442)	$(298)
Cash flows from investing activities	(1,657)	(1,255)
Cash flows from financing activities	1,668	2,076
Effect of exchange rates on cash and cash equivalents	8	(22)
Net increase (decrease) in cash and cash equivalents	$(423)	$501